FORM 13F

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                              FORM 13F COVER PAGE

Report for the Quarter Ended:  March 31, 2013

Check here if Amendment [   ]; Amendment Number:_____
      This Amendment (Check only one.):  [   ] is a restatement.
                                         [   ] adds new holding
                                               entries.

Institutional Investment Manager Filing this Report:

Name:    Marietta Investment Partners, LLC
Address: 100 East Wisconsin Avenue, Suite 2650
         Milwaukee, WI 53202

Form 13F File Number:    28-05741
                         --------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:    Robert C. Draper
Title:   Chief Compliance Officer
Phone:   (414) 289-9080
Signature, Place, and Date of Signing:



/s/ Robert C. Draper     Milwaukee, Wisconsin   5/14/13
----------------------   --------------------  ----------
     (Signature)            (City, State)        (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:       123

Form 13F Information Table Value Total:  $232,847
                                        (thousands)

List of Other Included Managers:             None

                       Marietta Investment Partners, LLC
                           Form 13F Information Table
                                 March 31, 2013

                                                            Value   Shares/ Sh/ Put/ Invstmt Other
Name of Issuer                 Title of class    CUSIP     (x$1000) Prn Amt Prn Call Dscretn Managers Sole    Shared None
------------------------------ ----------------  --------- -------- ------- --- ---- ------- -------- ------  ------ ------
3M CO.                         COM               88579Y101    1,449  13,632 SH       Sole              13,632
ABBOTT LABS                    COM               002824100    1,347  38,129 SH       Sole              37,764           365
ABBVIE INC.                    COM               00287Y109    1,197  29,362 SH       Sole              29,212           150
ACCENTURE PLC                  SHS CLASS A       G1151C101    2,453  32,295 SH       Sole              29,289         3,006
ACTAVIS INC.                   COM               00507K103      494   5,365 SH       Sole               5,275            90
AMERICAN ELEC PWR INC.         COM               025537101      200   4,113 SH       Sole               3,943           170
AMERICAN EXPRESS CO.           COM               025816109      202   3,000 SH       Sole               3,000
AMERICAN TOWER REIT            COM               03027X100      215   2,801 SH       Sole               2,756            45
AMETEK INC NEW                 COM               031100100    5,249 121,057 SH       Sole              97,062        23,995
APPLE COMPUTER INC.            COM               037833100    5,823  13,155 SH       Sole              11,239         1,916
ATWOOD OCEANICS INC.           COM               050095108    2,810  53,474 SH       Sole              43,484         9,990
BARCLAYS IPATH MSCI INDIA INDE IPMS INDIA ETN    06739F291      407   7,112 SH       Sole               3,469         3,643
BARCLAYS PLC                   ADR               06738E204    4,223 237,809 SH       Sole             183,176        54,633
BERKSHIRE HATHAWAY INC.        CL B NEW          084670702    2,316  22,230 SH       Sole              22,230
BIOGEN IDEC INC.               COM               09062X103    6,280  32,604 SH       Sole              26,064         6,540
BRISTOL MYERS SQUIBB           COM               110122108      498  12,100 SH       Sole              12,100
CANADIAN PACIFIC RAILWAY LIMIT COM               13645T100    4,602  35,276 SH       Sole              27,229         8,047
CATAMARAN CORPORATION          COM               148887102      292   5,504 SH       Sole               5,504
CELGENE CORP.                  COM               151020104      629   5,428 SH       Sole               5,228           200
CERNER CORPORATION             COM               156782104    4,696  49,568 SH       Sole              40,603         8,965
CHEVRON CORP NEW               COM               166764100    2,028  17,070 SH       Sole              17,070
CHINA UNICOM (HONG KONG)       SPONSORED ADR     16945R104    2,465 182,830 SH       Sole             137,140        45,690
CNOOC LTD.                     SPONSORED ADR     126132109    6,392  33,376 SH       Sole              26,991         6,385
COACH INC.                     COM               189754104    1,520  30,400 SH       Sole              30,400
COCA COLA CO.                  COM               191216100      396   9,802 SH       Sole               9,802
COMCAST CORPORATION            CL A              20030N101    1,279  30,459 SH       Sole              30,459
COMPANHIA DE BEBIDAS DAS AME   SPON ADR PFD      20441W203    5,415 127,912 SH       Sole             101,486        26,426
CONOCOPHILLIPS                 COM               20825C104      332   5,520 SH       Sole               5,520
COPA HOLDINGS SA               CL A              P31076105    1,991  16,649 SH       Sole              13,970         2,679
COSAN LTD.                     SHS A             G25343107      513  26,292 SH       Sole              12,771        13,521
CREDICORP LIMITED              COM               g2519y108    3,632  21,870 SH       Sole              16,353         5,517
DIAGEO PLC                     SPON ADR NEW      25243Q205    4,474  35,552 SH       Sole              27,404         8,148
DISCOVER FINL SVCS.            COM               254709108      862  19,235 SH       Sole              19,235
DOMINION RES VA NEW            COM               25746U109    1,099  18,884 SH       Sole              18,884
DU PONT E I DE NEMOURS         COM               263534109    1,016  20,665 SH       Sole              20,615            50
EASTMAN CHEM CO.               COM               277432100    1,478  21,152 SH       Sole              20,252           900
EBAY INC.                      COM               278642103    3,578  65,986 SH       Sole              51,546        14,440
ECOPETROL SA                   SPONSORED ADS     279158109      725  13,291 SH       Sole              10,053         3,238
EMERSON ELEC CO.               COM               291011104      318   5,695 SH       Sole               5,695
ESTEE LAUDER COS INC.          CL A              518439104      670  10,465 SH       Sole              10,245           220
EXPRESS SCRIPTS HLDG.          COM               30219G108    1,089  18,899 SH       Sole              18,899
EXXON MOBIL CORP.              COM               30231G102    5,331  59,159 SH       Sole              59,159
FASTENAL CO.                   COM               311900104    1,583  30,832 SH       Sole              30,832
FIDELITY NATL INFO SVC.        COM               31620M106      578  14,590 SH       Sole              14,590
FISERV INC.                    COM               337738108    2,831  32,217 SH       Sole              32,217
FOMENTO ECON                   SPON ADR UNITS    344419106      866   7,631 SH       Sole               5,343         2,288
FORTUNE BRANDS HOME            COM               34964C106      650  17,374 SH       Sole              17,109           265
GENERAL ELEC CO.               COM               369604103      384  16,600 SH       Sole              16,600
GENERAL MLS INC.               COM               370334104      296   6,000 SH       Sole               6,000
GRUPO AEROPORTUARIO DEL SUREST SPON ADR SER B    40051E202    2,251  16,467 SH       Sole               9,386         7,081
HDFC BANK LIMITED              ADR REPS 3 SHS    40415F101    6,474 173,016 SH       Sole             140,858        32,158
HOME DEPOT INC.                COM               437076102    3,845  55,108 SH       Sole              44,008        11,100
HONEYWELL INTL INC.            COM               438516106      663   8,800 SH       Sole               8,800
INTEL CORP.                    COM               458140100      300  13,755 SH       Sole              13,755
INTERNATIONAL BUSINESS MACHS   COM               459200101    1,247   5,846 SH       Sole               5,846
INTERNATIONAL FLAV&FRA         COM               459506101      230   3,000 SH       Sole               3,000
ISHARES INC.                   MSCI AUSTRALIA    464286103      210   7,765 SH       Sole               7,765
ISHARES INC.                   MSCI SINGAPORE    464286673    4,083 292,505 SH       Sole             233,352        59,153
ISHARES INC.                   MSCI MALAYSIA     464286830      714  47,666 SH       Sole              32,709        14,957
ISHARES TR.                    DJ SEL DIV INX    464287168      707  11,150 SH       Sole              10,930           220
ISHARES TR.                    FTSE CHINA 25 IDX 464287184    2,992  81,021 SH       Sole              68,440        12,581
ISHARES TR.                    MSCI EMERG MKT    464287234      245   5,728 SH       Sole               5,728
ISHARES TR.                    S&P LTN AM 40     464287390      340   7,785 SH       Sole               7,785
ISHARES TR.                    RUSSELL MCP GR    464287481      276   3,953 SH       Sole               3,953
ISHARES TR.                    S&P GLB100INDX    464287572      249   3,666 SH       Sole               3,616            50
ISHARES TR.                    MSCI ACWI EX      464288240      643  14,998 SH       Sole              14,898           100
JOHNSON & JOHNSON              COM               478160104      238   2,920 SH       Sole               2,920
KIMBERLY CLARK CORP.           COM               494368103    2,263  23,096 SH       Sole              23,096
KOHLS CORP.                    COM               500255104      315   6,820 SH       Sole               6,820
LULULEMON ATHLETICA            COM               550021109      612   9,823 SH       Sole               9,723           100
LYONDELLBASELL INDUSTRIES      SHS - A -         N53745100    5,006  79,092 SH       Sole              63,805        15,287
MANPOWER INC.                  COM               56418H100      552   9,732 SH       Sole               9,732
MASTERCARD INC.                CL A              57636Q104    6,358  11,750 SH       Sole               9,417         2,333
MELCO CROWN ENTMT LTD.         ADR               585464100    2,472 105,881 SH       Sole              59,690        46,191
MICHAEL KORS HLDGS LTD.        SHS               G60754101      494   8,690 SH       Sole               5,303         3,387
MICROSOFT CORP.                COM               594918104      478  16,720 SH       Sole              14,900         1,820
MYRIAD GENETICS INC.           COM               62855J104      274  10,768 SH       Sole              10,768
NATIONAL PRESTO INDS.          COM               637215104      438   5,437 SH       Sole               5,437
NEWMONT MINING CORP.           COM               651639106      391   9,330 SH       Sole               9,330
NOVO NORDISK A/S               SPONSORED ADR     670100205    8,052  49,856 SH       Sole              43,564         6,292
OCEANEERING INTERNATIONAL INC. COM               675232102    5,454  82,120 SH       Sole              67,680        14,440
OIL STS INTL INC.              COM               678026105      408   4,998 SH       Sole               4,948            50
PANERA BREAD COMPANY           CL A              69840W108      732   4,429 SH       Sole               4,354            75
PEPSICO INC.                   COM               713448108    1,986  25,100 SH       Sole              25,100
PERRIGO COMPANY                COM               714290103      499   4,200 SH       Sole               4,200
PHILIP MORRIS INTL INC.        COM               718172109      746   8,050 SH       Sole               8,050
PHILLIPS 66                    COM               718546104      249   3,558 SH       Sole               3,558
POLARIS INDUSTRIES INC.        COM               731068102    2,272  24,570 SH       Sole              22,945         1,625
POLO RALPH LAUREN CORP.        CL A              751212101    3,530  20,852 SH       Sole              15,417         5,435
PPG INDS INC.                  COM               693506107      678   5,064 SH       Sole               5,064
PROCTER & GAMBLE CO.           COM               742718109    1,964  25,490 SH       Sole              25,490
PRUDENTIAL PLC                 ADR               74435K204    3,223  99,613 SH       Sole              82,719        16,894
QUALCOMM INC.                  COM               747525103      658   9,833 SH       Sole               9,593           240
ROYAL DUTCH SHELL PLC          SPONS ADR A       780259206    1,610  24,712 SH       Sole              24,712
SAP AG                         SPON ADR          803054204    4,380  54,377 SH       Sole              43,092        11,285
SHERWIN WILLIAMS COMPANY       COM               824348106    2,344  13,881 SH       Sole              13,791            90
SIGMA ALDRICH CORP.            COM               826552101      575   7,400 SH       Sole               7,400
SILVER WHEATON CORP.           COM               828336107      307   9,800 SH       Sole               9,800
SIMON PROPERTY GROUP           COM               828806109    3,784  23,865 SH       Sole              19,290         4,575
SMITH A O                      COM               831865209    1,798  24,440 SH       Sole              24,440
SMUCKER J M CO.                COM NEW           832696405      312   3,146 SH       Sole               3,146
SNAP ON INC.                   COM               833034101      905  10,948 SH       Sole              10,948
SPDR INDEX SHS FDS             S&P CHINA ETF     78463X400    1,754  25,069 SH       Sole              21,199         3,870
SPDR TR UNIT SER 1             TR UNIT           78462F103      269   1,720 SH       Sole               1,680            40
STARBUCKS CORP.                COM               855244109      543   9,529 SH       Sole               9,459            70
SYNGENTA AG                    SPONSORED ADR     87160A100    5,338  63,739 SH       Sole              48,472        15,267
TJX COMPANIES INC.             COM               872540109      422   9,026 SH       Sole               8,866           160
TRACTOR SUPPLY COMPANY         COM               892356106    3,168  30,422 SH       Sole              25,452         4,970
TRIUMPH GROUP INC.             COM               896818101    8,105 103,253 SH       Sole              88,858        14,395
ULTRAPAR HOLDINGS              SP ADR REP COM    90400P101    4,268 168,155 SH       Sole             131,145        37,010
UNION PACIFIC CORPORATION      COM               907818108    3,381  23,741 SH       Sole              18,941         4,800
US BANCORP DEL                 COM NEW           902973304      675  19,888 SH       Sole              19,668           220
VANGUARD INTL EQTY IDX EMR MKT FTSE EMR MKT ETF  922042858      302   7,049 SH       Sole               7,049
VERIZON COMMUNICATIONS         COM               92343V104      217   4,422 SH       Sole               4,422
WABTEC CORP.                   COM               929740108    5,717  55,993 SH       Sole              46,163         9,830
WELLS FARGO CO.                COM               949746101      215   5,800 SH       Sole               5,800
WHOLE FOODS MARKET             COM               966837106    4,303  49,607 SH       Sole              41,047         8,560
WISCONSIN ENERGY CORP.         COM               976657106      400   9,331 SH       Sole               9,331
WISDOMTREE TRUST               EMG MKTS SMCAP    97717W281      524  10,150 SH       Sole               9,490           660
WUXI PHARMATECH (CAYMAN) INC.  SPON ADR SHS      929352102      330  19,221 SH       Sole               8,199        11,022
WW GRAINGER INC.               COM               384802104    1,381   6,138 SH       Sole               6,103            35
YUM BRANDS INC.                COM               988498101      316   4,396 SH       Sole               4,396
ZIMMER HOLDINGS INC W/I        COM               98956P102      220   2,931 SH       Sole               2,931
REPORT SUMMARY                 123                          232,847